Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($)(4)	Net Income (Loss) (in Thousands) ($)(5)
2024	2,484,347	2,032,137	1,524,692	1,333,584	101.18	12,946
2023	2,401,494	995,765	1,522,280	1,255,976	67.46	392,750
2022	1,580,799	2,909,862	968,111	1,765,553	182.64	57,875

(1)
The name of the PEO reflected in these columns for each of the applicable fiscal years is Martyn Willsher.

(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO NEOs reflected in these columns are (i) for fiscal year 2024, Daniel Furbee and Eric M. Willis, (ii) for fiscal year 2023, James Frew and Daniel Furbee, and (iii) for fiscal year 2022, Richard Smiley and Eric M. Willis.

(4)
The Company TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)
Represents the amount of net income (loss) reflected in the Company’s audited financial statements according to the generally accepted accounting principles in the United States, or GAAP, for each applicable fiscal year.

(6)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$2,484,347	$1,524,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	$1,355,922	$(715,408)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	$1,292,427	$685,823
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(523,468)	$(203,583)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	$134,753	$42,060
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	$—	$—
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	$—	$—
Total Adjustments	$(452,210)	$(191,108)
Compensation Actually Paid for Fiscal Year 2024	$2,032,137	$1,333,584

Named Executive Officers, Footnote
(1)
The name of the PEO reflected in these columns for each of the applicable fiscal years is Martyn Willsher.
(3)
The names of each of the non-PEO NEOs reflected in these columns are (i) for fiscal year 2024, Daniel Furbee and Eric M. Willis, (ii) for fiscal year 2023, James Frew and Daniel Furbee, and (iii) for fiscal year 2022, Richard Smiley and Eric M. Willis.

PEO Total Compensation Amount	$ 2,484,347	$ 2,401,494	$ 1,580,799
PEO Actually Paid Compensation Amount	$ 2,032,137	995,765	2,909,862
Adjustment To PEO Compensation, Footnote
(6)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$2,484,347	$1,524,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	$1,355,922	$(715,408)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	$1,292,427	$685,823
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(523,468)	$(203,583)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	$134,753	$42,060
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	$—	$—
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	$—	$—
Total Adjustments	$(452,210)	$(191,108)
Compensation Actually Paid for Fiscal Year 2024	$2,032,137	$1,333,584

Non-PEO NEO Average Total Compensation Amount	$ 1,524,692	1,522,280	968,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,333,584	1,255,976	1,765,553
Adjustment to Non-PEO NEO Compensation Footnote
(6)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$2,484,347	$1,524,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	$1,355,922	$(715,408)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	$1,292,427	$685,823
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(523,468)	$(203,583)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	$134,753	$42,060
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	$—	$—
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	$—	$—
Total Adjustments	$(452,210)	$(191,108)
Compensation Actually Paid for Fiscal Year 2024	$2,032,137	$1,333,584

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 101.18	67.46	182.64
Net Income (Loss)	$ 12,946,000	$ 392,750,000	$ 57,875,000
PEO Name	Martyn Willsher
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (452,210)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,355,922)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,292,427
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,468)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,753
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,108)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(715,408)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,583)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,060
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount